Annual Total Returns- Vanguard SP Small-Cap 600 Growth Index Fund (ETF) [BarChart] - ETF - Vanguard SP Small-Cap 600 Growth Index Fund - ETF Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.41%	14.37%	42.42%	3.64%	2.57%	22.01%	14.58%	(4.18%)	20.95%	19.48%